Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

15. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2025
	RMB	RMB

Salary and welfare payables	9,989,510	6,255,783
Payable for acquisition of Lishang and Lin (ii)	880,291	880,291
Payable for acquisition of Yuli and Cook SF	4,454,293	4,454,293
Payable for acquisition compensation	1,437,680	-
Loans from employees (i)	13,531,170	6,098,979
Loans from individuals (i)	5,856,408	8,196,497
Loans from 3rd parties	13,746,304	20,394,804
Loans pledged by digital assets(iii)	-	356,510,817
Deposits from suppliers	908,489	350,310
Tax payables(iv)	90,197,285	126,647,550
Interest payables	18,335,411	13,589,157
Professional service fees	16,533,838	8,885,070
Accrued utilities and other expenses	16,367,039	4,867,025

Total	192,237,718	557,130,576

(i)	Loans borrowed from third party individuals and employees are for general working capital use and repayable on demand.

(ii)	In connection with acquisition of Lin’s in 2022, the purchase consideration includes 11,938 Series C-1 redeemable convertible preferred shares to be issued by the Company. As of December 31, 2022, the Company has not issued any preferred shares to the founder of Lin’s and the fair value of preferred shares to be issued was recorded as a liability. In April 2023, the Company and the founder agreed a modification that the 11,938 Series C-1 redeemable convertible preferred shares to be replaced by 478 (as adjusted for 1:25 reverse split) number of share options granted to the founder of Lin’s with an exercise price of US$0.04 (as adjusted for 1:25 reverse split) per share. These share options shall be exercisable upon an exercise event which is a public offering or other form of listing, regardless of grantee’s engagement status with the Company in 10 years.

(iii)	These loans were pledged by the Company’s own bitcoin holdings, with a total of 601 bitcoins pledged as collateral to the respective third-party creditors.

(iv)	Tax payables mainly represented value added tax payables and corporate income tax payables related to subsidiaries of the Company.